COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 01, 2025 USD ($)	Nov. 04, 2025 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2025 USD ($) company	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) company	Sep. 30, 2024 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($) contract company	Dec. 31, 2023 USD ($) contract company
Other Commitments [Line Items]
Number of VIE portfolio companies | company					7,000			7,000					7,000
Unfunded commitments to VIEs					$ 55,600,000			$ 55,600,000					$ 69,000,000.0
Legal provision accrued					$ 149,400,000			$ 149,400,000					$ 182,000,000
Discount rate for legal provision					4.30%			4.30%
Undiscounted amount of the settlement					$ 160,000,000.0			$ 160,000,000.0
LPA maximum tax distribution percentage													25.00%
Distributions					9,400,000	$ 9,600,000		49,300,000	$ 55,300,000
Contributions to subsidiaries related to crypto asset activities			$ 20,000,000	$ 523,000,000				$ 634,800,000
Percentage of capital gains to be recognized								90.00%
Forecast
Other Commitments [Line Items]
Payments for legal settlement										$ 60,000,000.0	$ 60,000,000.0	$ 40,000,000.0
Indemnifications
Other Commitments [Line Items]
Loss contingency accrual					0			$ 0					$ 0
Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments					80,000,000.0			80,000,000.0					60,000,000.0
Amounts funded for other commitments					79,900,000			79,900,000					39,900,000
Facility Construction Improvements
Other Commitments [Line Items]
Other commitments					$ 908,800,000			$ 908,800,000					$ 9,100,000
Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs		$ 1,500,000
Galaxy Digital Holdings, LP
Other Commitments [Line Items]
Number of sublease contracts | contract													3	3
Number of VIE portfolio companies | company													7	7
Unfunded commitments to VIEs													$ 69,000,000	$ 61,000,000
Legal provision accrued													$ 182,000,000
Discount rate for legal provision													4.30%
Undiscounted amount of the settlement													$ 200,000,000
Distributions													$ 55,300,000	22,400,000
Contributions to subsidiaries related to crypto asset activities			$ 20,000,000	$ 523,000,000
Percentage of capital gains to be recognized													90.00%
Galaxy Digital Holdings, LP | Forecast
Other Commitments [Line Items]
Payments for legal settlement							$ 40,000,000			$ 60,000,000	$ 60,000,000	$ 40,000,000
Galaxy Digital Holdings, LP | Indemnifications
Other Commitments [Line Items]
Loss contingency accrual													$ 0	0
Galaxy Digital Holdings, LP | Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments													60,000,000	20,000,000
Amounts funded for other commitments													39,900,000	$ 0
Galaxy Digital Holdings, LP | Facility Construction Improvements
Other Commitments [Line Items]
Other commitments													$ 9,100,000
Galaxy Digital Holdings, LP | Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs	$ 2,500,000